Intangibles Assets and Goodwill - Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 3,947	€ 3,846	€ 1,921
Italy [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 1,921	€ 1,921
Growth rate	0.50%	0.50%
WACC	11.00%	10.00%
Sales CAGR 2018-2022	6.00%	5.00%
Mexico [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 2,026	€ 1,925
Growth rate	0.50%	0.50%
WACC	18.00%	17.00%
Sales CAGR 2018-2022	8.50%	8.50%